Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Stockholder's Equity
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock Issued	0	0	0
Preferred Stock Outstanding	0	0	0
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	50,000,000	50,000,000	50,000,000
Common Stock Issued	22,783,325	22,104,570	16,538,190
Common Stock Outstanding	22,783,325	22,104,570	16,538,190